Basis of preparation (Details) - revenue_source	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Number of sources of revenues	2
Contract costs, amortization period	5 years
Docebo S.P.A
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo NA, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo EMEA FZ-LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo UK Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo France Société par Actions Simplifiée ("Docebo France")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo DACH GmbH ("Docebo Germany")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo Australia Pty Ltd. ("Docebo Australia")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%